Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segment and Geographic Information
10.	Segment and Geographic Information

The following table summarizes revenue by geography for the three and nine months ended September 30, 2016 and 2017 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2017	2016	2017
Domestic	$23,650	$31,878	$80,715	$93,860
International	7,095	12,770	18,461	32,315

Total	$30,745	$44,648	$99,176	$126,175

With respect to geographic information, revenue is attributed to respective geographies based on the contracting address of the customer. There were no individual foreign countries from which more than 10% of our total revenue was attributable for the three and nine months ended September 30, 2016 and 2017. Substantially all of our long-lived assets were held in the United States as of December 31, 2016 and September 30, 2017.

11.	Segment and Geographic Information

The following table summarizes revenue by geography for the years ended December 31 (in thousands):

	2014	2015	2016
Revenue:
Domestic	$66,285	$89,043	$107,069
International	22,711	22,161	25,854

Total	$88,996	$111,204	$132,923

With respect to geographic information, revenues are attributed to respective geographies based on the contracting address of the customer. Revenues from external customers attributed to the United Kingdom were 10.8% of total revenue for the year ended December 31, 2014. There were no individual foreign countries from which more than 10% of our total revenues were attributable for the years ended December 31, 2015 and 2016. Substantially all of our long-lived assets were held in the United States as of December 31, 2015 and 2016.